Annual Total Returns - Fidelity Strategic Dividend & Income Fund [BarChart] - 11.30 Fidelity Strategic Dividend & Income Fund - Retail PRO-10 - Fidelity Strategic Dividend & Income Fund - Fidelity Strategic Dividend & Income Fund
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	7.30%
Annual Return 2012	14.75%
Annual Return 2013	17.80%
Annual Return 2014	13.33%
Annual Return 2015	(1.14%)
Annual Return 2016	12.73%
Annual Return 2017	12.17%
Annual Return 2018	(4.49%)
Annual Return 2019	22.49%
Annual Return 2020	11.25%